(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL
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SEC FILE NUMBER 001-33069

CUSIP NUMBER 67457P 10 1

For Period Ended: June 30, 2007
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Occam Networks, Inc.
Full Name of Registrant

Former Name if Applicable

6868 Cortona Drive
Address of Principal Executive Office (Street and Number)

Santa Barbara, California 93117
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Occam Networks, Inc. (the “Registrant” or the “Company”) was unable to file its Quarterly Report on Form 10-Q for the three month period ended June 30, 2007 without unreasonable effort or expense because the Registrant’s Audit Committee is currently conducting a review of the Company’s prior revenue recognition practices, including a review of the Company’s commitments to provide customers with software, hardware and software maintenance, hardware and software upgrades, training, and other services in connection with the customer’s purchase of the Company’s network equipment. The Audit Committee is also considering whether these commitments impact revenue recognition and the adequacy of the Company’s internal controls relating to the documentation of customer commitments as part of the terms and conditions of sale.

The Company intends to file its Quarterly Report on Form 10-Q for the three months ended June 30, 2007 as soon as practicable following completion of the review described above and consultation with its independent registered public accounting firm.

SEC 1344 (03-05)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Chris Farrell	(805)	692-2957
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☐ Yes ☒ No

The Company has not yet filed its Annual Report on Form 10-K for the year ended December 31, 2006 or its Quarterly Report on Form 10-Q for the three months ended March 31, 2007 for the reasons set forth in Part III above.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☐ No*

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

* Please refer to the discussion in Part III above. The review being conducted by the Audit Committee is on-going, and the Audit Committee has not reached a conclusion concerning the financial statement impact of the matters being reviewed.

Cautionary Note Concerning Forward-Looking Statements: This Form 12b-25 contains “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995 that involve risks and uncertainties, including statements regarding the review process to be completed by the Company’s Chief Financial Officer and Audit Committee and the Company’s intent to file the Form 10-Q as soon as practicable. There can be no assurances that forward-looking statements will be achieved, and actual results could differ materially from those suggested by the forward-looking statements. Important factors that could cause actual results to differ materially include the following: the results and timing of the review being conducted by the Company’s Chief Financial Officer and Audit Committee; the review by the Company’s independent registered public accounting firms of the Company’s results and findings; the impact, if any, of such results or findings on the historical financial statements of the Company; the Company’s inability to timely file reports with the Securities and Exchange Commission and any resulting impact on its ability to meet NASDAQ listing requirements, including as a result of any failure to file the Form 10-K and Form 10-Q by the prescribed due date; and risks of litigation and governmental or other regulatory inquiry or proceedings arising out of or related to any of the matters described in this Form 12b-25. Therefore, any forward-looking statements in this Form 12b-25 should be considered in light of various important factors, including the risks and uncertainties listed above, as well as others. The Company makes no commitment to revise or update any forward-looking statements in order to reflect events or circumstances after the date any such statement is made.

[Remainder of Page Intentionally Left Blank]

Occam Networks, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	August 15, 2007	By:	/s/ Christopher B. Farrell
Christopher B. Farrell
Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).